Summary of Significant Accounting Policies and Recent Accounting Standards (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024
Product Information [Line Items]
Deposit money market						$ 10,000
Restricted cash	$ 700,000			$ 700,000
Cash and cash equivalents	2,168,000	$ 5,825,000	$ 9,521,000	2,168,000	$ 5,825,000	4,088,000	$ 9,521,000
Research and development expense	2,000	14,000		$ 5,000	$ 33,000	$ 38,000	$ 7,166,000
Number of Options, Outstanding, Balance				811,693	952,276	416,446,000	968,419,000
Eos SENOLYTIXS Inc [Member]
Product Information [Line Items]
Cash and cash equivalents	974,756			$ 974,756
Research and development expense	$ 1,138,522	$ 3,375	$ 8,970	$ 1,587,705	$ 26,600	$ 35,225
Number of Options, Outstanding, Balance			137,815			683,990
Letter of Credit [Member]
Product Information [Line Items]
Restricted cash			$ 1,421,000				$ 1,421,000	$ 1,400,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk percentage							100.00%